Borrowings - Narrative (Details)					1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 08, 2023 USD ($)	Mar. 22, 2023 USD ($) numberOfNotes	Mar. 06, 2023 USD ($)	Mar. 03, 2023 USD ($)	May 03, 2023 USD ($)	Jul. 02, 2023 USD ($)	Jul. 03, 2022 USD ($)	Jul. 02, 2023 USD ($)	Jul. 03, 2022 USD ($)	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)	Apr. 05, 2023 USD ($)
Debt Instrument [Line Items]
Proceeds from issuance of Senior Notes, net of issuance cost								$ 7,686,000,000	$ 0
Unamortized debt issuance costs						$ 72,000,000		72,000,000		$ 0
Interest expense						118,000,000	$ 0	129,000,000	0
Interest income						65,000,000	$ 0	75,000,000	0
Long-term debt, fair value						$ 7,800,000,000		$ 7,800,000,000
Maturity term				364 days
Weighted average interest rate						5.10%		5.10%
Interest income								$ 33,000,000
Proceeds from J&J upon repayment of the Facility Agreement								8,941,000,000	$ 0
Repayments of debt											$ 7,000,000	$ 11,000,000
Senior notes
Debt Instrument [Line Items]
Number of series of senior unsecured notes | numberOfNotes		8
Debt instrument, face amount		$ 7,750,000,000
Proceeds from issuance of Senior Notes, net of issuance cost								7,700,000,000
Unamortized debt issuance costs		$ 75,000,000
Interest income								$ 13,000,000
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed								100.00%
Amortization of Debt Issuance Costs						$ 3,000,000		$ 3,000,000
Senior notes | Minimum
Debt Instrument [Line Items]
Maturity term								0 months
Senior notes | Maximum
Debt Instrument [Line Items]
Maturity term								6 months
Senior notes | Subsequent Event
Debt Instrument [Line Items]
Number of series of senior unsecured notes | numberOfNotes		8
Debt instrument, face amount		$ 7,750,000,000
Proceeds from issuance of Senior Notes, net of issuance cost		7,690,000,000
Unamortized debt issuance costs		$ 65,000,000
Facility Agreement | Johnson & Johnson
Debt Instrument [Line Items]
Proceeds from J&J upon repayment of the Facility Agreement	$ 9,000,000,000
Facility Agreement | Johnson & Johnson
Debt Instrument [Line Items]
Debt instrument, face amount													$ 8,900,000,000
Weighted average interest rate													4.70%
Facility Agreement | Johnson & Johnson | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Derivative, Basis Spread on Variable Rate													0.15%
Debt Instrument, Interest Rate, Floor													0.00%
Revolving Credit Facility | The Revolving Credit Facility
Debt Instrument [Line Items]
Maturity term			5 years
Credit facility			$ 4,000,000,000
Outstanding balance						0		$ 0
Revolving Credit Facility | The Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Maturity term			5 years
Credit facility			$ 4,000,000,000
Commercial Paper
Debt Instrument [Line Items]
Interest expense						9,000,000		$ 9,000,000
Maturity term								90 days
Credit facility				$ 4,000,000,000
Outstanding balance						754,000,000		$ 754,000,000
Proceeds from issuance					$ 1,250,000,000			1,200,000,000
Debt Instrument, Unamortized Discount						$ (2,000,000)		$ (2,000,000)
Weighted average interest rate						5.20%		5.20%
Commercial Paper | Subsequent Event
Debt Instrument [Line Items]
Credit facility				$ 4,000,000,000
Commercial Paper | Debt Financing Transactions
Debt Instrument [Line Items]
Proceeds from issuance						$ 2,300,000,000
Repayments of debt								$ 1,600,000,000